Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	¥ 1,160,847	¥ 1,240,090
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(8,466)	(8,402)	¥ (8,620)	¥ (8,845)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	894,214	986,390
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 275,099	¥ 262,102